UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    One Market Plaza
            Steuart Tower, 22nd Floor
            San Francisco CA. 94105

Form 13F File Number:   28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Linda Fitzgerald
Title:      Chief Compliance Officer
Phone:      415-281-1000

Signature Place and Date of Signing:


/s/ Linda Fitzgerald                      San Francisco CA        May 15, 2009

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

__ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            74

Form 13F Information Table Value Total:            290,617 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

NAME OF ISSUER             TITLE               VALUE X            SH/   PUT/    INV.   OTHER
                           OF      CUSIP       1000     SHARES    PRN   CALL   DISC.   MGR           VOTING AUTH
                           CLASS
                                                                                                SOLE       SHR  NONE

ABBOTT LABS                COM     002824100   2636     55,268    SH            SOLE            55,268
ALEXION PHARMACEUTICALS    COM     015351109   6225     165,300   SH            SOLE            165,300
INC
AMAG PHARMACEUTICALS INC   COM     00163U106   505      13,747    SH            SOLE            13,747
AMERICAN MED SYS HLDGS INC COM     02744M108   3325     298,203   SH            SOLE            298,203
AMKOR TECHNOLOGY INC       COM     031652100   298      110,659   SH            SOLE            110,659
AMYLIN PHARMACEUTICALS INC CNV     032346AF5   1597     2,600,000 PRN           SOLE            0
AMYLIN PHARMACEUTICALS INC COM     032346108   4695     399,615   SH            SOLE            399,615
ANADYS PHARMACEUTICALS INC COM     03252Q408   263      38,711    SH            SOLE            38,711
ANALOG DEVICES INC         COM     032654105   405      21,040    SH            SOLE            21,040
BAIDU INC                  COM     056752108   427      2,420     SH            SOLE            2,420
BIGBAND NETWORKS INC       COM     089750509   114      17,387    SH            SOLE            17,387
BIOMARIN PHARMACEUTICAL    COM     09061G101   1145     92,733    SH            SOLE            92,733
INC
BIOVAIL CORP               COM     09067J109   1725     157,547   SH            SOLE            157,547
BOSTON SCIENTIFIC CORP     COM     101137107   5587     702,771   SH            SOLE            702,771
CARDINAL HEALTH INC        COM     14149Y108   1420     45,121    SH            SOLE            45,121
CIGNA CORP                 COM     125509109   505      28,707    SH            SOLE            28,707
CVS CAREMARK CORPORATION   COM     126650100   2227     81,014    SH            SOLE            81,014
DATA DOMAIN INC            COM     23767P109   70       376       SH     PUT    SOLE            0
DATA DOMAIN INC            COM     23767P109   832      66,220    SH            SOLE            66,220
DAVITA INC                 COM     23918K108   3125     71,095    SH            SOLE            71,095
DELL INC                   COM     24702R101   7840     827,052   SH            SOLE            827,052
DOLLAR TREE INC            COM     256746108   19509    437,903   SH            SOLE            437,903
EDWARDS LIFESCIENCES CORP  COM     28176E108   2147     35,404    SH            SOLE            35,404
EMULEX CORP                COM     292475209   394      78,422    SH            SOLE            78,422
EVERGREEN ENERGY INC       COM     30024B104   119      85,412    SH            SOLE            85,412
FIRST SOLAR INC            COM     336433107   14381    108,375   SH            SOLE            108,375
FREEPORT-MCMORAN COPPER &  COM     35671D857   10663    279,783   SH            SOLE            279,783
GO
GILEAD SCIENCES INC        COM     375558103   1671     36,068    SH            SOLE            36,068
GOODYEAR TIRE & RUBR CO    COM     382550101   4648     742,507   SH            SOLE            742,507
HEWLETT PACKARD CO         COM     428236103   20536    640,552   SH            SOLE            640,552
ILLUMINA INC               COM     452327109   10263    275,582   SH            SOLE            275,582
JA SOLAR HOLDINGS CO LTD   COM     466090107   665      197,417   SH            SOLE            197,417
LABORATORY CORP AMER HLDGS COM     50540R409   3890     66,499    SH            SOLE            66,499
LEVEL 3 COMMUNICATIONS INC CNV     52729NAS9   347      412,000   PRN           SOLE            0
LOWES COS INC              COM     548661107   15005    822,199   SH            SOLE            822,199
MARTIN MARIETTA MATLS INC  COM     573284106   6879     86,744    SH            SOLE            86,744
MAXIM INTEGRATED PRODS INC COM     57772K101   1294     97,962    SH            SOLE            97,962
METTLER TOLEDO             COM     592688105   839      16,339    SH            SOLE            16,339
INTERNATIONAL
NESS TECHNOLOGIES INC      COM     64104X108   304      102,947   SH            SOLE            102,947
NETAPP INC                 COM     64110D104   32       235       SH     PUT    SOLE            0
NETAPP INC                 COM     64110D104   1050     70,776    SH            SOLE            70,776
NVIDIA CORP                COM     67066G104   8470     859,019   SH            SOLE            859,019
PAR PHARMACEUTICAL COS INC COM     69888P106   2304     243,324   SH            SOLE            243,324
PAREXEL INTL CORP          COM     699462107   734      75,405    SH            SOLE            75,405
PHARMACEUTICAL PROD DEV    COM     717124101   1625     68,490    SH            SOLE            68,490
INC
PHARMACEUTICAL RES INC     CNV     717125AC2   5975     6,468,000 PRN           SOLE            0
PONIARD PHARMACEUTICALS    COM     732449301   552      257,922   SH            SOLE            257,922
INC
PSYCHIATRIC SOLUTIONS INC  COM     74439H108   1418     90,176    SH            SOLE            90,176
QUALCOMM INC               COM     747525103   2309     59,342    SH            SOLE            59,342
ROSS STORES INC            COM     778296103   23356    650,954   SH            SOLE            650,954
SAVIENT PHARMACEUTICALS    COM     80517Q100   2276     459,807   SH            SOLE            459,807
INC
SCHEIN HENRY INC           COM     806407102   1665     41,647    SH            SOLE            41,647
SEAGATE TECHNOLOGY         COM     G7945J104   14168    2,357,390 SH            SOLE            2,357,390
SEPRACOR INC               CNV     817315AW4   2056     2,131,000 PRN           SOLE            0
SILICON LABORATORIES INC   COM     826919102   40       117       SH    CALL    SOLE            0
SPDR SERIES TRUST          ETF     78464A888   709      66,800    SH            SOLE            66,800
ST JUDE MED INC            COM     790849103   3031     83,442    SH            SOLE            83,442
STAPLES INC                COM     855030102   15178    838,118   SH            SOLE            838,118
SUNPOWER CORP              COM     867652109   143      446       SH     PUT    SOLE            0
SUNTECH PWR HLDGS CO LTD   COM     86800C104   2638     225,621   SH            SOLE            225,621
TEXTRON INC                COM     883203101   278      48,474    SH            SOLE            48,474
TRANSOCEAN INC             CNV     893830AU3   4702     5,073,000 PRN           SOLE            0
ULTA SALON COSMETCS &      COM     90384S303   200      30,219    SH            SOLE            30,219
FRAG I
UNITED THERAPEUTICS CORP   COM     91307C102   6536     98,892    SH            SOLE            98,892
DEL
UNITEDHEALTH GROUP INC     COM     91324P102   502      23,979    SH            SOLE            23,979
UNIVERSAL HLTH SVCS INC    COM     913903100   1776     46,325    SH            SOLE            46,325
VERIGY LTD                 COM     Y93691106   450      54,529    SH            SOLE            54,529
VERTEX PHARMACEUTICALS INC COM     92532F100   4353     151,522   SH            SOLE            151,522
WALGREEN CO                COM     931422109   12490    481,118   SH            SOLE            481,118
WATSON PHARMACEUTICALS INC CNV     942683AC7   1994     2,042,000 PRN           SOLE            0
WELLPOINT INC              COM     94973V107   520      13,692    SH            SOLE            13,692
WYETH                      COM     983024100   4890     113,609   SH            SOLE            113,609
WYNDHAM WORLDWIDE CORP     COM     98310W108   689      163,946   SH            SOLE            163,946
ZIMMER HLDGS INC           COM     98956P102   2988     81,858    SH            SOLE            81,858


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